20 Broad Street
New York, NY 10005

13003478

NYSE REGULATION

Received

SEP 26 2013

Washington, DC 20549

September 26, 2013

CERTARCA

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re: Citigroup, Inc.

Issuer CIK:	0000831001
Issuer File Number:	001-09924
Form Type:	8-A12B
Filing Date:	9/25/2013

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

C-Tracks Exchange-Traded Notes Based on the Performance of the Miller/Howard MLP Fundamental Index due September 28, 2023

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance